Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	December 31, 2022	December 31, 2021
Right of use assets	$72,846	$37,313

Operating lease liabilities, current portion	$57,944	$65,498
Operating lease liabilities, noncurrent portion	30,091	—
Total operating lease liabilities	$88,035	$65,498

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2022:
December 31, 2022
Twelve months ended December 31, 2023	$60,756
Twelve months ended December 31, 2024	30,378
Total lease payments	91,134
Less: imputed interest	(3,099)
Present value of lease liabilities	$88,035